Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Tax Expense by Geographic Locations

Loss before income tax expense by geographic locations is as follows:

	For the years ended December 31,
	2025	2024	2023
Taiwan operations	$(142,385)	$261,503	$391,534
Non-Taiwan operations	(2,091,441)	(3,040,432)	(3,310,216)
Total	$(2,233,826)	$(2,778,929)	$(2,918,682)

Schedule of Income Tax Expense (Benefit)

The components of income tax (benefit) expense are as follows:

	For the years ended December 31,
	2025	2024	2023
Taiwan:
Current	$532,418	$307,398	$353,648
Deferred	(87,094)	72,160	(176,230)
	$445,324	$379,558	$177,418
Non-Taiwan:
Current	$5,578	$850	$(441,492)
Deferred	(1,180,809)	75,838	(486,997)
	$(1,175,231)	$76,688	$(928,489)

Total current tax expense (benefit)	$537,996	$308,248	$(87,844)
Total deferred tax (benefit) expense	(1,267,903)	147,998	(663,227)
Total income tax (benefit) expense	$(729,907)	$456,246	$(751,071)

Schedule of Reconciliation Between the Group’s Reported Income Tax Expense (Benefit)

A reconciliation between the Group’s reported income tax (benefit) expense and the income tax (benefit) expense at the Taiwan statutory income tax rate of 20% for distributed earnings, where the Group’s major operations are based, is as follows:

	For the years ended December 31,
	2025	2024	2023
Loss before income tax expense	$(2,233,826)	$(2,778,929)	$(2,918,682)
Income tax benefit computed at the statutory income tax rate	(446,765)	(555,786)	(583,736)
Reconciling items:
Impact of different tax rates in other jurisdictions	(9,819)	(32,376)	(243,314)
Impact of tax rate change	-	(63,616)	-
Tax effect of other non-deductible items	267,177	392,205	24,987
Net operating loss carried forward	(313,800)	-	-
Tax effect of additional deductions	(583,379)	-	-
Tax-exempt loss (income) from long-term investments	149,776	(17,496)	93,253
Adjustment of current taxes in respect of prior year	(1,722)	(8,712)	(436,407)
Adjustment of deferred taxes in respect of prior year	7,430	(50,518)	52,646
Change in deferred tax asset valuation allowance	199,308	792,545	340,167
Others	1,887	-	1,333
Income tax (benefit) expense	$(729,907)	$456,246	$(751,071)
Effective tax rates	32.7%	(16.4)%	25.7%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

As of December 31, 2025 and 2024 the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forwards	$2,143,479	$2,049,940
Allowance for credit losses	443,892	285,658
Write-down of inventories	475,518	152,776
Lease liabilities	1,097,149	1,311,830
Others	97,320	77,379
Deferred tax assets	4,257,358	3,877,583
Valuation allowance	(682,322)	(1,414,090)
Deferred tax assets, net of valuation allowance	$3,575,036	$2,463,493

Deferred tax liabilities:
Right-of-use assets	935,080	1,167,759
Property, plant and equipment	392,684	439,166
Intangible assets	546,982	452,084
Others	7,488	23,592
Deferred tax liabilities	$1,882,234	$2,082,601

Deferred tax assets, net	$1,692,802	$380,892

Schedule of Valuation Allowance for Deferred Tax Assets

For the years ended December 31, 2025 and 2024, the valuation allowance for deferred tax assets is as follows:

	December 31, 2025	December 31, 2024
Valuation allowance for deferred tax assets, beginning of year	1,414,090	733,726
Increases allocated to continuing operations	(731,768)	792,545
Translation adjustment	-	(112,181)
Net change in the valuation allowance	(731,768)	680,364
Valuation allowance for deferred tax assets, ending of year	$682,322	$1,414,090

Schedule of Net Operating Loss Carry Forwards

As of December 31, 2025, the Group had net operating loss carry forwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiration year
US	$7,323,865	Indefinite
US	$2,426,941	2043
US	$2,278,260	2044
US	$2,435,692	2045
Japan	$5,581,852	2031-2035